Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Claim	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies [Line Items]
Number of putative and certified class action proceedings | Claim	1
Class action lawsuits, pending | Claim	1
Open capital commitments	$ 93,180	$ 17,957
Unfunded commitment liability	87,928	16,185
Investments in limited partnership	20,167	7,707
Recognized tax credits related to partnership investments	2,793	1,235	$ 1,220
Operating lease expenses	3,155	2,828	2,760
Accumulated Depreciation	85,899	159,380
Total expense under the agreement	1,167,109	1,537,224	978,316
Commercial Mortgage Backed Securities
Commitments and Contingencies [Line Items]
Capital commitments due within a year	$ 332,773	157,050
Service Agreements
Commitments and Contingencies [Line Items]
Service fee	0.10%
Additional service fee	0.15%
Agreement termination notice period	90 days
Termination period on which service fee continues to be paid	10 years
Total commitment in the event of termination	$ 53,653
Total expense under the agreement	6,677	7,734	5,980
Service Agreements | Yearly
Commitments and Contingencies [Line Items]
Total commitment in the event of termination	5,365
Furniture and Fixtures
Commitments and Contingencies [Line Items]
Cost of furniture and equipment	2,976	2,976
Accumulated Depreciation	2,976	2,357
Depreciation	619	744	$ 745
Private placement
Commitments and Contingencies [Line Items]
Capital commitments due within a year	$ 167,190	$ 188,000